Property, Plant and Equipment - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Increase decrease Depreciation and amortization	¥ 9,420	¥ 19,685
4G Wireless Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciable life of property plant and equipment		7 years	5 years